SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policy)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America ("U.S. GAAP").

Basis of consolidation

Basis of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All intercompany transactions and balances are eliminated on consolidation.

Use of estimates

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses for the periods presented. Actual results could differ from those estimates. The significant accounting estimates, which have had an impact on the consolidated financial statements, include write down of slow moving and obsolete inventories, useful lives of property, plant and equipment and intangible assets, impairment of cost and equity method investees, impairment of long-lived assets, intangible assets and the probability of meeting the share based awards’ performance condition for vesting.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, demand deposits and highly liquid interest-earning deposits which are unrestricted as to withdrawal and use, and which have maturities of three months or less when purchased, and are readily convertible to known amount of cash.

Time deposit	Time deposit Time deposit consists of deposit placed with financial institution with original maturity terms of greater than three months but less than one year.
Restricted deposits	Restricted deposits Restricted deposits represent deposits pledged as securities for outstanding bank loans to financial institution.
Marketable securities

Marketable securities

Marketable securities are liquid investments purchased by the Group from banks or independent financial institutions in the PRC.  Those investments mainly include money market deposits and trust financial products with market based interest rates that have maturities anywhere between three to twenty-four months when purchased.

Marketable securities are classified as held to maturity as the Group has the positive intent and ability to hold the securities to maturity.  All of the Group's held-to-maturity securities are stated at amortized cost.

Trust financial products are investments in individual funds or in pools of funds held by financial institutions, who in turn use the funds raised to independently manage a pool of various assets of which the underlying investments are debt instruments.  Such investments carry market based interest rates and have maturities anywhere between three to twenty-four months.

Trading securities

Trading securities

The Group's trading securities comprised investments in publicly traded mutual funds in Taiwan.  The investments are reported at fair value and its unrealized gains and losses are included in earnings.  Unrealized gain of nil, nil and nil had been recognized for the years ended December 31, 2013, 2014 and 2015, respectively.

Research and development	Research and development Research and development costs are expensed as incurred.
Inventories

Inventories

Inventories are stated at the lower of cost or market value.  Cost is determined using the weighted average method and mainly comprise cost of materials and sub-contract service fee.  Write down of potentially obsolete or slow moving inventories is recorded based on management's assumptions about future demand and market conditions.

Investments under equity method

Investments under equity method

The investments for which the Group has the ability to exercise significant influence are accounted for using the equity method.  Under the equity method, original investments are recorded at cost and adjusted by the Group's share of undistributed earnings or losses of the entities, by dividend distributions or subsequent investments.  All unrecognized inter-company profits and losses have been eliminated under the equity method.

When the estimated amount to be realized from the investments falls below its carrying value, an impairment charge is recognized in the consolidated statements of operations when the decline in value is considered other than temporary. No impairment charge is recognized for the years ended December 31, 2013, 2014 and 2015.

Other investments

Other investments

Other investments comprise investments in equity securities. Equity securities that do not have readily determinable market values are carried at cost. Fair values of equity securities carried at cost are estimated if there are identified events or changes in circumstances that may have a significant adverse effect on the fair value of the investments.

When the estimated amount to be realized from the investments falls below its carrying value, an impairment charge is recognized in the consolidated statements of operations when the decline in value is considered other than temporary. Impairment charges of $681, nil and $117 are recognized for the years ended December 31, 2013, 2014 and 2015 respectively.

Property, plant and equipment and land use right

Property, plant and equipment and land use right

Property, plant and equipment, net are carried at cost less accumulated depreciation.  Cost includes professional fees and, for assets constructed by the Group, any related works to the extent that these are directly attributable to the construction of the asset.  Gains and losses on disposal of property, plant and equipment and land use right are included in the consolidated statement of operations.

Depreciation rates computed using the straight-line method are as follows:

Buildings	30 years
Leasehold improvements	Shorter of lease term or 3 years
Furniture, fixtures and equipment	5 years
Motor vehicles	5 years
Plant and machinery	3 to 5 years

All land in the PRC is owned by the government.  According to PRC law, the government may sell the right to use of the land for a specified period of time.  Thus, all of the Group's land, which were all purchased in the PRC, are considered to be prepaid leasehold land and classified as land use right.  These are expensed on a straight-line basis over the respective term of the right to use the land.  Expense for years ended December 31, 2013, 2014 and 2015 were $36, $36 and $36 respectively.

Acquired intangible assets - definite live, net

Acquired intangible assets - definite live, net

Acquired intangible assets - definite live comprising purchased software and technology licenses.  Purchased software and technology licenses are amortized on a straight-line basis over their expected useful economic lives, both ranged from one to ten  years.

Impairment of long-lived assets

Impairment of long-lived assets

The Group reviews for impairment or obsolescence annually, long-lived assets including property, plant and equipment and acquired intangible assets - definite live are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss by which the carrying value of the assets exceeds their recoverable amount. The recoverable amount is based on the fair value of the assets.

Government subsidies

Government subsidies

Government subsidies include cash subsidies and advance subsidies received from the local PRC governments in Zhuhai by Actions Semiconductor Zhuhai and Actions Technology Zhuhai. Advance subsidies are recognized as other operating income when received and when all the conditions for their receipt have been met. Advance subsidies recognized as income were $1,068, nil and $1,159 for the years ended December 31, 2013, 2014 and 2015, respectively.

Advance subsidies received from the government have been recorded in other liabilities. The advance subsidies are repayable unless the conditions attached to the grant satisfied, the respective subsidies will be recognized as other income (see note 11 for additional details).

Fair value measurement

Fair value measurement

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  When determining the fair value measurements for assets and liabilities required or permitted to be carried at fair value, the Group considers the principal or most advantageous market in which it would transact and also considers assumptions that market participants would use when pricing the asset or liability.

Fair Value Hierarchy

Authoritative literature establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.  A financial instrument's categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Authoritative literature establishes three levels of inputs that may be used to measure fair value:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities. The fair values are therefore determined using model-based techniques that include option pricing models, cash flow models and similar techniques.

Revenue recognition

Revenue recognition

The Group's revenues are primarily derived from sale of SoC products and their total system solutions. The Group recognizes revenue based on firm customer orders with fixed terms and conditions, including price net of discount and commission, if any. The Group recognizes revenue when delivery has occurred and collectability is determined to be reasonably assured. All of the Group's product sales have destination shipping terms and no rights of return, the Group determined that delivery has occurred when the goods are delivered to the customers or the carrier and the Group receives acknowledgment of receipts or shipment, which occur simultaneously. The Group further determined that collectability is reasonably assured by performing an assessment of credibility of its customers based on their operating results and past payment records. The Group only sells products to customers that are determined to have the ability to make payments and have not had material collectability defaults in the past. The Group also provides semiconductor product testing, and revenue is recognized when the services are rendered. The Group does not provide its customers with any price protection and only provides the right of return for defective goods in connection with its warranty policy. The costs of the Group's warranty policy to-date are insignificant.

Purchase of ordinary shares

Purchase of ordinary shares

Except for the 60,001,062 and 83,999,299 number of ordinary shares repurchased under the Dutch auction tender offer during the year ended December 31, 2014 and 2015 respectively, the Group's stock is acquired for purposes other than retirement. The cost of acquired stock is shown separately as a deduction from the total of capital stock, capital surplus, and retained earnings. For the years ended December 31, 2013, 2014 and 2015, 11,772,294, 70,774,015 and 90,772,831 number of ordinary shares were repurchased by the Company respectively.

Income taxes

Income taxes

Income taxes are accounted for under the liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant tax authorities.

Advertising costs

Advertising costs

Advertising costs are expensed as incurred and are included in general and administrative expense, and selling and marketing expenses. Total advertising expenses were approximately $666, $604 and $236 for the years ended December 31, 2013, 2014 and 2015 respectively.

Comprehensive income	Comprehensive income Comprehensive income includes net (loss) income and foreign currency translation adjustments. Comprehensive income is reported in the statements of comprehensive income.
Foreign currency translation

Foreign currency translation

All transactions in currencies other than functional currencies during the year are converted at the exchange rates prevailing on the respective transaction dates.  Foreign currency monetary assets and liabilities at the balance sheet date are remeasured at the exchange rates existing on that date.  Exchange differences are recorded in the consolidated statements of operations.

The financial statements of all subsidiaries with functional currencies other than the U.S. dollars, are translated into U.S. dollars.  All assets and liabilities are translated at the rates of exchange prevailing at the balance sheet date, and all income and expense items are translated at the average rates of exchange over the year.  All exchange differences arising from the translation of subsidiaries' financial statements are recorded as a component of comprehensive income.

Fair value of financial instruments

Fair value of financial instruments

Fair values of cash and cash equivalents, time deposit, restricted deposits, marketable securities, trading securities, accounts receivable, amount due from a related party, notes receivable, amounts due from an equity method investee, accounts payable, amount due to a related party and short-term bank loans approximate their carrying amounts due to their short-term maturities.

Concentration of credit risk

Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents, time deposit, restricted deposits, marketable securities, trading securities, accounts receivable, amount due from a related party and amount due from an equity method investee.  The Group places its cash and cash equivalents, time deposit, restricted deposits, marketable securities and trading securities with financial institutions with high-credit ratings and quality.

The Group conducts credit evaluations of customers and generally does not require collateral or other security from its customers. The Group establishes an allowance for doubtful accounts receivable based upon estimates, factors surrounding the credit risk of specific customers and other information. Allowance for doubtful accounts receivable of nil, $558 and nil was recorded by the Group for the year ended December 31, 2013, 2014 and 2015 respectively. The doubtful accounts receivable have been received and the allowance has been written off for the year ended December 31, 2015.

Movements in allowances for doubtful accounts receivable are as follows:

Year ended	Beginning	(Write Off) Write down during	Closing
December 31	Balance	the year	balance

2013	$-	$-	$-

2014	$-	$558	$558

2015	$558	$(558)	$-

Net income (loss) per share

Net income (loss) per share

Basic net income (loss) attributable to the Company per share is computed by dividing net income (loss) attributable to the Company by the weighted average number of ordinary shares outstanding during the year. Diluted net income (loss) attributable to the Company per share give effect to all dilutive potential common shares outstanding during the year.  The weighted average number of common shares outstanding is adjusted to include the number of additional common shares that would have been outstanding if the dilutive potential common shares had been issued.

Share-based compensation

Share-based compensation

The Group issued stock options under its share incentive plan during the years ended December 31, 2013 and 2014 and restricted stock units during the years ended December 31, 2013, 2014 and 2015.

The Group measures the cost of employee services received in exchange for share-based compensation at the grant date fair value of the award. The Group recognizes the compensation costs on a straight-line over the vesting period. Share-based compensation cost with a graded vesting schedule is recognized on a straight-line basis over the requisite service period of the entire award. Forfeitures are estimated at the time of grant with such estimate updated periodically and with actual forfeitures recognised currently to the extent they differ from the estimate.

For any awards that are modified during a relevant period, the Group calculates the incremental fair value of the award resulting from the modification, at the excess of the fair value of the modified award over the fair value of the original award immediately before its terms are modified and it is further amortized over the remaining vesting period of the award.

For the year ended December 31, 2013, the compensation cost of $49, $347, $79 and $17 have been included as cost of revenue, research and development expenses, general and administrative expenses and selling and marketing expenses, respectively.

For the year ended December 31, 2014, the compensation cost of $28, $10, $5 and $2 have been included as cost of revenue, research and development expenses, general and administrative expenses and selling and marketing expenses, respectively.

For the year ended December 31, 2015, the compensation cost of $16, $306, $27 and $31 have been included as cost of revenue, research and development expenses, general and administrative expenses and selling and marketing expenses, respectively.

Recently issued accounting pronouncements adopted

Recently issued accounting pronouncements adopted

In April 2014, the FASB issued a new pronouncement which amends the criteria for reporting discontinued operations while enhancing disclosures in this area. It also addresses sources of confusion and inconsistent application related to financial reporting of discontinued operations guidance in US GAAP. Under the new guidance, only disposals representing a strategic shift in operations should be presented as discontinued operations. Those strategic shifts should have a major effect on the organization's operations and financial results. Examples include a disposal of a major geographic area, a major line of business, or a major equity method investment. In addition, the new guidance requires expanded disclosures about discontinued operations that will provide financial statement users with more information about the assets, liabilities, income, and expenses of discontinued operations. The new guidance also requires disclosure of the pre-tax income attributable to a disposal of a significant part of an organization that does not qualify for discontinued operations reporting. This disclosure will provide information about the ongoing trends in a reporting organization's results from continuing operations. The amendments in the ASU are effective in the first quarter of 2015 for public organizations with calendar year ends. Early adoption is permitted.

Recently issued accounting pronouncements not yet adopted

In May 2014, the FASB issued a new pronouncement which affects any entity using U.S. GAAP that either enters into contracts with customers to transfer goods or services or enters into contracts for the transfer of nonfinancial assets unless those contracts are within the scope of other standards (e.g., insurance contracts or lease contracts). This ASU will supersede the revenue recognition requirements in Topic 605, Revenue Recognition, and most industry-specific guidance. This ASU also supersedes some cost guidance included in Subtopic 605-35, Revenue Recognition—Construction-Type and Production-Type Contracts. In addition, the existing requirements for the recognition of a gain or loss on the transfer of nonfinancial assets that are not in a contract with a customer (e.g., assets within the scope of Topic 360, Property, Plant, and Equipment, and intangible assets within the scope of Topic 350, Intangibles—Goodwill and Other) are amended to be consistent with the guidance on recognition and measurement (including the constraint on revenue) in this ASU.

The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that core principle, an entity should apply the following steps:

Step 1: Identify the contract(s) with a customer.

Step 2: Identify the performance obligations in the contract.

Step 3: Determine the transaction price.

Step 4: Allocate the transaction price to the performance obligations in the contract.

Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation.

An entity should apply the amendments in this ASU using one of the following two methods:

1. Retrospectively to each prior reporting period presented and the entity may elect any of the following practical expedients:

For completed contracts, an entity need not restate contracts that begin and end within the same annual reporting period.

For completed contracts that have variable consideration, an entity may use the transaction price at the date the contract was completed rather than estimating variable consideration amounts in the comparative reporting periods.

For all reporting periods presented before the date of initial application, an entity need not disclose the amount of the transaction price allocated to remaining performance obligations and an explanation of when the entity expects to recognize that amount as revenue.

2. Retrospectively with the cumulative effect of initially applying this ASU recognized at the date of initial application. If an entity elects this transition method it also should provide the additional disclosures in reporting periods that include the date of initial application of:

The amount by which each financial statement line item is affected in the current reporting period by the application of this ASU as compared to the guidance that was in effect before the change.

For a public entity, the amendments in this ASU are effective for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. Early application is not permitted. The Group is currently evaluating the effect that adopting this guidance will have on its financial position, results of operations or cash flows and has not yet determined the transition method it will use.

In June 2014, the FASB issued a new pronouncement which requires that a performance target that affects vesting and that could be achieved after the requisite service period be treated as a performance condition. A reporting entity should apply existing guidance in Topic 718, Compensation - Stock Compensation, as it relates to awards with performance conditions that affect vesting to account for such awards. The performance target should not be reflected in estimating the grant-date fair value of the award. Compensation cost should be recognized in the period in which it becomes probable that the performance target will be achieved and should represent the compensation cost attributable to the period(s) for which the requisite service has already been rendered. If the performance target becomes probable of being achieved before the end of the requisite service period, the remaining unrecognized compensation cost should be recognized prospectively over the remaining requisite service period. The total amount of compensation cost recognized during and after the requisite service period should reflect the number of awards that are expected to vest and should be adjusted to reflect those awards that ultimately vest. The requisite service period ends when the employee can cease rendering service and still be eligible to vest in the award if the performance target is achieved. The amendments in this ASU are effective for annual periods and interim periods within those annual periods beginning after December 15, 2015. Earlier adoption is permitted.

Entities may apply the amendments in this ASU either: (a) prospectively to all awards granted or modified after the effective date; or (b) retrospectively to all awards with performance targets that are outstanding as of the beginning of the earliest annual period presented in the financial statements and to all new or modified awards thereafter. If retrospective transition is adopted, the cumulative effect of applying this ASU as of the beginning of the earliest annual period presented in the financial statements should be recognized as an adjustment to the opening retained earnings balance at that date. In addition, if retrospective transition is adopted, an entity may use hindsight in measuring and recognizing the compensation cost.

In August, 2014, the FASB issued a new pronouncement which provides guidance on determining when and how reporting entities must disclose going-concern uncertainties in their financial statements. The new standard requires management to perform interim and annual assessments of an entity’s ability to continue as a going concern within one year of the date of issuance of the entity’s financial statements. Further, an entity must provide certain disclosures if there is “substantial doubt about the entity’s ability to continue as a going concern." The new standard is effective for fiscal years ending after December 15, 2016. The adoption of this ASU is not expected to have a material impact on the Group’s consolidated financial results or disclosures.

In January 2015, the FASB issued a new pronouncement which eliminates from US GAAP the concept of extraordinary items. Subtopic 225-20, Income Statement - Extraordinary and Unusual Items, required that an entity separately classify, present, and disclose extraordinary events and transactions. Presently, an event or transaction is presumed to be an ordinary and usual activity of the reporting entity unless evidence clearly supports its classification as an extraordinary item.

If an event or transaction meets the criteria for extraordinary classification, an entity is required to segregate the extraordinary item from the results of ordinary operations and show the item separately in the income statement, net of tax, after income from continuing operations. The entity also is required to disclose applicable income taxes and either present or disclose earnings-per-share data applicable to the extraordinary item.

The FASB heard from stakeholders that the concept of extraordinary items causes uncertainty because it is unclear when an item should be considered both unusual and infrequent. Additionally, some stakeholders said that although users find information about unusual or infrequent events and transactions useful, they do not find the extraordinary item classification and presentation necessary to identify those events and transactions. Other stakeholders noted that it is extremely rare in current practice for a transaction or event to meet the requirements to be presented as an extraordinary item.

The amendments in this ASU are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015. A reporting entity may apply the amendments prospectively. A reporting entity also may apply the amendments retrospectively to all prior periods presented in the financial statements. Early adoption is permitted provided that the guidance is applied from the beginning of the fiscal year of adoption.

In April 2015, the FASB issued an accounting standard update that requires debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. The recognition and measurement guidance for debt issuance costs are not affected by the amendments in this update. In August 2015, the FASB issued an accounting standard update which clarifies that the guidance issued in April 2015 is not required to be applied to line-of-credit arrangements. The debt issuance costs related to line-of-credit arrangements shall be continue to present as an asset and subsequently amortize the deferred debt issuance costs ratably over the term of the arrangement. The guidance is effective for interim and fiscals years beginning after December 15, 2015, with early adoption permitted. The guidance should be applied retrospectively to all prior periods. The adoption of this guidance is not expected to have a material impact on the Group’s consolidated financial statements.

In July 2015, the FASB issued an accounting standard update, which changes the measurement principle for inventories that is measured using other than last-in, first-out or the retail inventory method from the lower of cost or market to the lower of cost and net realizable value. Net realizable value is defined by FASB as estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal and transportation. The guidance is effective for interim and fiscals years beginning after December 15, 2016, with early adoption permitted. The guidance should be applied prospectively. The adoption of this guidance is not expected to have a material impact on the Group’s consolidated financial statements.

In November 2015, the FASB issued an accounting standard update which simplifies balance sheet classification of deferred taxes. The guidance requires that all deferred tax assets and liabilities, along with any related valuation allowance, be classified as noncurrent. The guidance is effective for interim and fiscals years beginning after December 15, 2016, with early adoption permitted. The guidance can be applied either prospectively to all deferred tax liabilities and assets or retrospectively to all periods presented. The adoption of this guidance is not expected to have a material impact on the Group’s consolidated financial statements.

In January 2016, the FASB issued an accounting standard update which improves certain aspects of recognition, measurement, presentation, and disclosure of financial instruments. The guidance changes the measurement of investments in equity securities and the presentation of certain fair value changes for financial liabilities measured at fair value, and also amends certain disclosure requirements associated with the fair value of financial instruments. The guidance is effective for interim and fiscals years beginning after December 15, 2017, with early adoption permitted for certain changes. The guidance should be applied as a cumulative-effect adjustment as of the date of adoption, except for the guidance related to equity securities without readily determinable fair values should be applied prospectively. The adoption of this guidance is not expected to have a material impact on the Group’s consolidated financial statements.

In February 2016, the FASB issued an accounting standard update on leases, which amends various aspects of existing accounting guidance for leases. The guidance requires all lessees to recognize a lease liability and a right-of-use asset, measured at the present value of the future minimum lease payments, at the lease commencement date. Lessor accounting remains largely unchanged under the new guidance. The guidance is effective for interim and fiscals years beginning after December 15, 2018, with early adoption permitted. The guidance should be applied at the beginning of the earliest period presented using a modified retrospective approach. Management is currently assessing the potential impact of adopting this guidance on the Group’s consolidated financial statements.